Capital Stock and Share-based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital stock information
Preferred stock par value used in liquidation (in dollars per share)	$ 0.01	$ 0.01
Weighted average grant date fair value
Total share-based compensation expense	$ 3.4	$ 4.3	$ 5.0
Period of recognization for unrecognized share-based compensation expense	1 year 3 months 18 days
Share-based compensation expense related to unvested stock options and other awards	4.6
Non-employee directors
Weighted average grant date fair value
Share-based compensation expense related to unvested stock options and other awards	$ 0.3
Performance and Market-Based Stock Awards
Share Based Compensation
Maximum payout of shares of Common Stock	755,175
Vesting period	3 years
Number of units
Non-vested at the beginning of the period (in shares)	734,563
Granted during the period (in shares)	507,817
Vested during the period (in shares)	(139,845)
Forfeited during the period (in shares)	(32,646)
Non-vested at the end of the period (in shares)	1,069,889
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per shares)	$ 6.34
Granted during the period (in dollars per share)	$ 6.00
Vested during the period (in dollars per share)	$ 6.96
Forfeited during the period (in dollars per share)	$ 6.73
Non-vested at the end of the period (in dollars per shares)	$ 6.09
Time-Based Stock Awards
Number of units
Non-vested at the beginning of the period (in shares)	546,543
Granted during the period (in shares)	350,300
Vested during the period (in shares)	(289,966)
Forfeited during the period (in shares)	(58,595)
Non-vested at the end of the period (in shares)	548,282
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per shares)	$ 6.11
Granted during the period (in dollars per share)	$ 6.07
Vested during the period (in dollars per share)	$ 5.86
Forfeited during the period (in dollars per share)	$ 6.41
Non-vested at the end of the period (in dollars per shares)	$ 6.19
Time-Based Stock Awards | Minimum
Share Based Compensation
Vesting period	1 year
Time-Based Stock Awards | Maximum
Share Based Compensation
Vesting period	3 years
Common Stock
Capital stock information
Number of classes of common stock	1
Number of votes per share	1
Preferred stock
Capital stock information
Number of votes per share	1
Number of shares of Special Preferred Stock held by each union	1
Number of directors, each union is entitled to nominate	1
Preferred stock par value used in liquidation (in dollars per share)	$ 0.01	$ 0.01
Multiplier of dividend per share paid on common stock to determine dividend on Special Preferred Stock	2
Conversion ratio for conversion of special preferred stock into common stock	1